Long-term investments - Summarizes of Condensed Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term Investments
Revenue	$ 765,736	$ 650,935	$ 576,354
Gross profit	145,463	109,184	103,751
Net Income (Loss)	42,838	29,979	37,658
Equity Method Investments
Long-term Investments
Revenue	28,006	27,282	4,872
Gross profit	1,918	(162)	(951)
Income from continuing operations	6,557	(7,174)	(2,038)
Net Income (Loss)	$ 6,580	$ (7,148)	$ (2,039)